Acquisitions - Additional information (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Acquisitions
Revenue contributed by business acquisition	£ 11
Adjusted operating profit contributed by business acquisition	5
Net profit contributed by business acquisition	(2)
Integration costs and amortisation of acquired intangibles	6
Net cash inflow from operating activities contributed by business acquisition	4
Group revenue, pro forma basis	9,437
Adjusted operating profit, pro forma basis	3,197
Net profit, pro forma basis	£ 1,932